Share-based Compensation - Restricted and deferred share unit details (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Restricted Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, beginning of period (in shares)	146,600	0
Granted (in share)	207,721	241,402
Settled (in shares)	(67,388)	(94,802)
Reinvested dividends (in shares)	1,446
Outstanding, end of period (in shares)	288,379	146,600
Vested at end of period (in shares)	0
Weighted average intrinsic value at grant date, outstanding beginning of period (in CAD per share) | $ / shares	$ 11.16	$ 0
Weighted average intrinsic value at grant date, granted (in CAD per share) | $ / shares	9.57	10.98
Weighted average intrinsic value at grant date, settled (in CAD per share) | $ / shares	$ 9.21	10.69
Weighted average intrinsic value at grant date, reinvested dividends (in CAD per share)	11.16
Weighted average intrinsic value at grant date, outstanding end of period (in CAD per share) | $ / shares	$ 10.48	$ 11.16
Weighted average intrinsic value at grant date, vested (in CAD per share) | $ / shares	$ 0
Deferred Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Outstanding, beginning of period (in shares)	67,380	0
Granted (in share)	73,600	67,380
Outstanding, end of period (in shares)	140,980	67,380
Vested at end of period (in shares)	79,180
Weighted average intrinsic value at grant date, outstanding beginning of period (in CAD per share) | $ / shares	$ 13.18	$ 0
Weighted average intrinsic value at grant date, granted (in CAD per share) | $ / shares	9.41	13.18
Weighted average intrinsic value at grant date, outstanding end of period (in CAD per share) | $ / shares	11.21	$ 13.18
Weighted average intrinsic value at grant date, vested (in CAD per share) | $ / shares	$ 12.42